Summarized Financial Information	12 Months Ended
Jun. 28, 2024
The Flash Business of Western Digital Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Summarized Financial Information
Note 15. Summarized Financial Information
Pursuant to Rule
4-08(g)
of Regulation
S-X
under the Securities Act, the Business presents summarized financial information for the combined accounts of its non-consolidated
joint ventures, which are accounted for using the equity method. This includes the portions attributable to both the Business and Kioxia. Flash Ventures has a fiscal
year-end
of March 31. The Summarized Financial Information below shows the financial position and results of operations for Flash Ventures on a three-month lag.
Summarized financial information for equity method investments in Flash Ventures is as follows:

	June 28, 2024	June 30, 2023
	(in millions)
Current assets	$777	$666
Non-current assets	5,783	7,585

Total assets	6,560	8,251
Current liabilities	2,225	2,716
Non-current liabilities	3,312	4,297

Total liabilities	5,537	7,013

Total net equity of investees	$1,023	$1,238

	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Net sales	$2,252	$2,788	$3,368
Gross profit (loss)	(51)	138	240
Net income (loss)	$(9)	$89	$102